SEGMENT INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
United States [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 1,989,844	$ 2,187,082
Canada [Member]
Disclosure of operating segments [line items]
Long-term assets	$ 2	$ 116,796